Borrowings (Tables)	6 Months Ended
Jun. 30, 2026
Debt Disclosure [Abstract]
Schedule of borrowings

Borrowings comprised the following at June 30, 2026 and December 31, 2025:

	June 30, 2026	December 31, 2025
Shareholder loans	$12,355,559	$8,123,835
Short-term borrowings	3,769,754	3,765,234
Senior Convertible Notes, net of discount	2,243,863	-
	$18,369,176	$11,889,069

Schedule of debt maturities

The following table presents the carrying amounts of the Company’s outstanding borrowings by contractual maturity year as of June 30, 2026:

	June 30, 2026
	Shareholder loans payable	Short-term borrowings	Senior Convertible Notes, net of discount
2026	$-	$-	$1,682,897
2027	12,355,559	3,769,754	560,966
	$12,355,559	$3,769,754	$2,243,863

Schedule of carrying amount of senior convertible notes

The following table presents the movement in the carrying amount of the Senior Convertible Notes during the six months ended June 30, 2026:

Six months ended June 30, 2026
Balance at January 1, 2026	$-
Contractual face value of notes issued	4,347,826
Original issue discount	(347,826)
Amount allocated to separately recognized embedded derivative liabilities	(1,420,000)
Initial debt issuance costs	(50,000)
Interest and discount accretion	124,828
Net effect of derecognizing the original debt hosts and recognizing the replacement debt hosts	2,361,303
Repayments and settlement-related adjustments	(1,300,319)
Conversions into ordinary shares	(1,471,949)
Balance at June 30, 2026	$2,243,863

Schedule of changes in fair value of derivative liabilities

Changes in the fair value of the derivative liabilities are recognized within “Other non-operating (income)/expense, net” in the Consolidated Statement of Operations.

For the six months ended June 30, 2026
Balance at January 1, 2026	$-
Recognition of derivative liability	1,420,000
Derecognition on conversions and repayments	(487,175)
Changes in fair value	(739,987)
Balance at June 30, 2026	$192,838

Schedule of convertible shareholder loans at fair value

The Convertible Shareholder Loans outstanding at January 1, 2025 were converted into ordinary shares in connection with the Company’s initial public offering during the six months ended June 30, 2025.

Six months ended June 30, 2025
Balance at January 1, 2025	$22,560,124
Change in fair value	232,041
Conversion into ordinary shares	(23,183,562)
Foreign currency movements	391,397
Balance at June 30, 2025	$-